Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current
Income tax (benefit)/provision	$ (7,548)	$ 106,187
Cayman Islands [Member]
Current
Current tax provision
Deferred tax (benefit)
Hong Kong [Member]
Current
Current tax provision
Deferred tax (benefit)
China [Member]
Current
Current tax provision	13,298	116,740
Deferred tax (benefit)	$ (20,846)	$ (10,553)